ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Note 18          ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade payables

As of the financial statement date, trade accounts payable amounted to 2,043 KUSD (previous year: 1,403 KUSD). Trade payables are carried at their repayment amount and all have a residual term of up to one year.

Tax accruals

As of the financial statement date, provisions for taxation were created in the amount of 112 KUSD (previous year: 45 KUSD).

Other accrual

Other provisions are created in the amount necessary as of the financial statement date which is necessary, according to a reasonable commercial appraisal, in order to cover future payment obligations, perceivable risks as well as uncertain liabilities of the Company. The amounts deemed to be most likely in a careful assessment of the situation are accrued.

KUSD	Status				Currency	Status
	04.01.10	Utilization	Dissolution	Increase	Differences	03.31.11

Salary	1.004	895	118	1.241	10	1.241
Vacation	245	247	0	224	2	224
Workers Compensation Insurance Association	20	20	0	15	0	15
Compensation Levy for Non-Employment of Severely Handicapped Persons	16	16	0	17	0	17
Outstanding Invoices	463	282	86	794	0	889
Annual Financial Statement Costs	232	199	11	182	1	205
Other Provisions	254	221	26	49	9	66
Warranties	133	90	0	82	0	125
Provision for Legal Costs	70	6	40	13	0	36
Reclassification Held for Sale	-352	-237	0	116	0	0
Total	2.083	1.739	282	2.734	21	2.817

Provisions for salaries include the provisions created for the variable salaries of the sales staff for the sales objectives reached in this business year as well as the contractually stipulated guaranteed bonuses for the members of the Board of Directors for the business year.

Vacation provisions include the obligations of GROUP’s companies to their employees from remaining vacation claims for the reporting period. The amount of the provision is based on the gross salary of the individual employee plus the employer contribution to social security and the unused vacation days as of the financial statement date.

For liabilities not yet settled, a provision totaling 889 KUSD (previous year: 463 KUSD) was created.

Expenses for preparing the annual financial statements and the consolidated financial statements, for the auditing of the Company and consolidated financial statements were recognized at 205 KUSD (previous year: 232 KUSD.

For warranty claims, a provision was created depending on income from services.